Note 6 - Formation of EverOn Energy Joint Venture and Consolidation of Variable Interest Entity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Notes Tables
Business Combination [Table Text Block]
Consideration transferred - Company's 51% Interest:	Fair Value (in thousands)

Series B Convertible Preferred Stock issued to Hover	$30,523
OASIS Software contributed to JV at fair value	860
Capitalized development costs subsumed	5,150
Total Consideration for Company's 51%	$36,533
Fair Value of NCI (i.e., Hover's 49% Interest)	20,411
Total Fair Value of Invested Capital	$56,944

Business Combination, Recognized Asset Acquired and Liability Assumed [Table Text Block]
Identifiable Intangible Assets and Goodwill — Preliminary Purchase Price Allocation	Fair Value (in thousands)	Estimated Useful Life (in years)
Customer relationships	$26,190	24
Favorable contracts	10,930	15
OASIS software	860	15
Goodwill	18,964	Indefinite
Total Fair Value of Invested Capital	$56,944
	Gross Carrying Amount	Accumulated Amortization	Net
Customer relationship	$26,190	$(546)	$25,644
Favorable contracts	10,930	(364)	10,566
OASIS Software	860	(29)	831
Total	$37,980	$(939)	$37,041
	Gross Carrying Amount	Accumulated Amortization	Net
Customer relationships	$26,190	$(270)	$25,920
Favorable contracts	10,930	(180)	10,750
OASIS Software	860	(12)	848
Total	$37,980	$(462)	$37,518

Identifiable Intangible Assets and Goodwill — Purchase Price Allocation	Fair Value (in thousands)	Estimated Useful Life (in years)
Customer relationships	$26,190	24
Favorable contract	10,930	15
OASIS software	860	15
Goodwill	18,964	Indefinite
Total Fair Value of Invested Capital	$56,944
	Gross Carrying Amount (in thousands)	Annual Amortization (in thousands)	Estimated Useful Life (in years)
Customer relationships	$26,190	$1,091	24
Favorable contract	10,930	729	15
OASIS Software	860	57	15
Total Amortizable Intangibles	$37,980	$1,877

Business Combination, Pro Forma Information [Table Text Block]
Year-ended
December 31,
2025
Revenue	$-
Net Income / (loss)	$(10,486)

	Year-ended	Year-ended
	December 31,	December 31,
	2025	2024
Revenue	$-	$311
Net Income / (loss)	$(10,486)	$16,838